Segment Information	12 Months Ended
Jun. 30, 2022
Segment Information	Note 12. Segment Information We have one operating segment which is the development of pharmaceutical compounds. Al l of our assets and liabilities were located in the U.S. as of June 30, 2022 and 2021.